5. LINES OF CREDIT - Quarterly (093014 Quarterly [Member])	9 Months Ended
Sep. 30, 2014
093014 Quarterly [Member]
5. LINES OF CREDIT	NOTE 5 – LINES OF CREDIT The Company has a variety of credit card and/or lines of credit payable. The total is presented, all of which is due within twelve (12) months.